Risk Management (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) hotel
Revenue | Customer Concentration Risk | Tenant 1
Concentration Risk [Line Items]
Revenue	$ 10.4
Concentration risk percentage	45.00%
Revenue | Customer Concentration Risk | Tenant 2
Concentration Risk [Line Items]
Revenue	$ 5.3
Concentration risk percentage	23.00%
Assets | Product Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	30.00%
Number of hotels leased | hotel	5